Cash Generated by Operations - Narrative (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Disclosure of financial assets [line items]
Borrowing facilities available for future operation activities and future capital commitments	R 4,254	R 1,366	R 1,277
Lease payments	119	38	0
Lease deposit
Disclosure of financial assets [line items]
Lease payments	39
Restricted cash and investments
Disclosure of financial assets [line items]
Interest income	R 174	R 163	R 168